Stock-Based Compensation - Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Market price of common stock	$ 3.33
Expected volatility	72.60%	60.10%	63.60%
Expected term (in years)	6 years 1 month 6 days	5 years 9 months 18 days	5 years 9 months 18 days
Risk-free interest rate	1.70%	1.10%	0.20%
Expected dividend yield	0.00%	0.00%	0.00%